PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,102,337	$ 3,806,898
Less—Accumulated depreciation	(623,124)	(478,128)
Property, plant and equipment, net	3,479,213	3,328,770
Depreciation	146,978	116,629	$ 94,781
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	352,812	352,607
Process units, pipelines and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,414,372	3,013,801
Building and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	51,915	50,711
Computers furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	110,968	82,120
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	172,270	307,659
Capitalized interest	$ 7,156	$ 8,452